Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES
Note 12-	INCOME TAXES

Cayman Islands

Under the current laws of Cordyceps Sunshine Cayman is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Cordyceps Sunshine HK is incorporated in Hong Kong and has no operating profit or tax liabilities during the periods. Cordyceps Sunshine HK is subject to tax at 8.25% on the first HKD 2,000,000 profit and 16.5% on the remaining profits arising in or derived from Hong Kong.

Taiwan, Republic of China

Cordyceps Sunshine Biotech Holdings Co., Ltd. is incorporated in the Cayman Islands, and has established a branch in Taiwan. It is a branch office of a foreign company and is not an independent legal entity, subject to the provisions of the For-profit Income Tax Act. The applicable sales tax rate is 5%, and the applicable income tax rate is 20%.

China, PRC

Chengdu Skyherb was incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

The components of income tax expense as follows:

	December 31,	December 31,	December 31,
	2022	2021	2020

Current income tax	$792	$351	$1,942
Deferred income tax	-	-	-
	$792	$351	$1,942

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC and Taiwan government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC and Taiwan after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC and Taiwan entities’ tax filings results are subject to examination. It is therefore uncertain as to whether the PRC and Taiwan tax authority may take different views about the Company’s PRC and Taiwan entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely than-not” approach. The management evaluated the Company’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of December 31, 2022, 2021, and 2022.